Share-based Payment - Additional Information (Detail) - Employee stock options [member]	3 Months Ended			6 Months Ended
	Apr. 30, 2020 CAD ($)	Jan. 31, 2020 CAD ($) $ / shares	Apr. 30, 2019 CAD ($)	Apr. 30, 2020 CAD ($)	Apr. 30, 2019 CAD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options, granted		1,594,016
Exercise price of options granted | $ / shares		$ 74.34
Weighted average grant date fair value of options granted		$ 3.81
Stock options vesting periods		4 years
Increase to equity	$ 1,000,000		$ 1,000,000	$ 4,000,000	$ 5,000,000
Vesting period of 3 Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options vesting percentage		50.00%
Vesting period of 4 Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options vesting percentage		50.00%